Trade and other receivables (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	22.00%	26.00%
Credit risk [member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Credit insurance coverage rate	90.00%